Property and Equipment, Net - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Depreciation expense			$ 743	$ 932	$ 1,143	$ 747
Depreciation and amortization expenses					$ 1,200	$ 700
Property and Equipment [Member]
Property, Plant and Equipment [Line Items]
Depreciation expense	$ 200	$ 300	$ 700	$ 1,000